CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	BCP QUALTEK HOLDCO, LLC Common Stock A Non-redeemable common stock	BCP QUALTEK HOLDCO, LLC Preferred units	BCP QUALTEK HOLDCO, LLC Accumulated Deficit	BCP QUALTEK HOLDCO, LLC Accumulated Other Comprehensive Income (Loss)	BCP QUALTEK HOLDCO, LLC	Total
Beginning Balance at Dec. 31, 2018	$ 194,824,000		$ (14,925,000)	$ (528,000)	$ 179,371,000
Beginning Balance (in shares) at Dec. 31, 2018	1,948,237
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		$ 25,000,000			25,000,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)		25,000
Acquisitions (see Note 4)	$ 13,500,000				13,500,000
Acquisitions (see Note 4) (in shares)	57,587
Other comprehensive income (loss)				685,000	685,000
Tax distributions			(6,773,000)		(6,773,000)
Net loss			(67,794,000)		(67,794,000)
Ending Balance (Adoption of Accounting Standards Codification Topic 606) at Dec. 31, 2019			(9,831,000)		(9,831,000)
Ending Balance at Dec. 31, 2019	$ 208,324,000	$ 25,000,000	(99,323,000)	157,000	134,158,000
Ending Balance (in shares) at Dec. 31, 2019	2,005,824	25,000
Other comprehensive income (loss)				(244,000)	(244,000)
Tax distributions			(6,694,000)		(6,694,000)
Net loss			(39,624,000)		(39,624,000)
Ending Balance at Oct. 03, 2020	$ 208,324,000	$ 25,000,000	(145,641,000)	(87,000)	87,596,000
Ending Balance (in shares) at Oct. 03, 2020	2,005,824	25,000
Beginning Balance (Adoption of Accounting Standards Codification Topic 606) at Dec. 31, 2019			(9,831,000)		(9,831,000)
Beginning Balance at Dec. 31, 2019	$ 208,324,000	$ 25,000,000	(99,323,000)	157,000	134,158,000
Beginning Balance (in shares) at Dec. 31, 2019	2,005,824	25,000
Other comprehensive income (loss)				239,000	239,000
Tax distributions			(6,676,000)		(6,676,000)
Net loss			(98,087,000)		(98,087,000)	$ (975)
Ending Balance at Dec. 31, 2020	$ 208,324,000	$ 25,000,000	(204,086,000)	396,000	29,634,000
Ending Balance (in shares) at Dec. 31, 2020	2,005,824	25,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses	$ 15,000,000				15,000,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)	150,000
Issuance of class A units-non-return	$ 367,000				367,000
Beneficial conversion feature on convertible notes	16,904,000				16,904,000
Acquisitions (see Note 4)	$ 8,000,000				8,000,000
Acquisitions (see Note 4) (in shares)	67,731
Paid in kind preferred unit distribution		$ 5,568,000	(5,568,000)
Preferred units exchanged for convertible notes		$ (30,568,000)			(30,568,000)
Preferred units exchanged for convertible notes (in shares)		(25,000)
Other comprehensive income (loss)				75,000	75,000
Net loss			(28,555,000)		(28,555,000)
Ending Balance at Dec. 31, 2021	$ 248,595,000		$ (238,209,000)	$ 471,000	$ 10,857,000
Ending Balance (in shares) at Dec. 31, 2021	2,223,555